Operating expense - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Cost of product sales	$ 1,295	$ 502	$ 4,090	$ 623
Research and development expense	41,676	36,805	139,165	115,510
Sales and marketing expense	16,847	17,045	52,876	46,177
General and administrative expense	19,617	16,587	56,868	53,536
Operating expense	79,435	70,939	252,999	215,846
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	24,363	20,041	83,706	66,330
Sales and marketing expense	8,236	7,973	26,406	18,989
General and administrative expense	5,020	4,599	18,539	15,204
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	17,313	16,764	55,459	49,180
Sales and marketing expense	8,611	9,072	26,470	27,188
General and administrative expense	$ 14,597	$ 11,988	$ 38,329	$ 38,332